Interim Condensed Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 297	$ 248	$ 836	$ 669
Service costs	(30)	(27)	(81)	(74)
Selling, general and administrative expenses	(96)	(79)	(279)	(221)
Depreciation	(37)	(30)	(102)	(89)
Amortization	(17)	(12)	(46)	(34)
Impairment	(3)		(6)	(2)
Loss on disposal of non-current assets		(1)	(1)	(1)
Listing expense	(162)		(162)
Other operating income			1
Operating profit / (loss)	(48)	99	160	248
Finance costs	(18)	(20)	(57)	(62)
Finance income	2	10	13	26
Other non-operating (loss) / gain, net	(6)	(1)	(8)
Net foreign exchange (loss) / gain, net	(1)	14	(21)	24
Profit / (loss) before tax	(71)	102	87	236
Income tax expense	(18)	(20)	(53)	(46)
Profit / (loss) for the period	$ (89)	$ 82	$ 34	$ 190
Basic earnings / (loss) per share (in Dollars per share)	$ (0.41)	$ 0.4	$ 0.16	$ 0.92
Diluted earnings / (loss) per share (in Dollars per share)	$ (0.41)	$ 0.4	$ 0.16	$ 0.92
Weighted average shares outstanding:
Basic (in Shares)	219,297,286	206,942,440	211,075,863	206,942,440
Diluted (in Shares)	219,297,286	206,942,440	211,075,863	206,942,440